Schedule of Components of Income Tax Expense (Benefit) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Current Income Tax (Expense) Benefit	€ (133)		€ (125)		€ (124)
Deferred Income Tax (Expense) Benefit		(18)		(65)		(52)
Sub total deferred income tax (expense) benefit	18		(9)		6
Income tax (expense) benefit		(116)		(135)		(118)
FRANCE [Member]
Current Income Tax (Expense) Benefit	(124)		(101)		(102)
Deferred Income Tax (Expense) Benefit	(4)		(2)		(2)
UNKNOWN COUNTRY [Member]
Current Income Tax (Expense) Benefit	(10)		(24)		(22)
Deferred Income Tax (Expense) Benefit	€ 22		€ (7)		€ 8